Brumadinho's dam failure	12 Months Ended
Dec. 31, 2018
Brumadinho's dam failure
Brumadinho's dam failure

3.  Brumadinho’s dam failure

On January 25, 2019 (subsequent event), a breach has been experienced in the Dam I of the Córrego do Feijão mine, which belongs to the Paraopebas Complex in the Southern System, located in Brumadinho, Minas Gerais, Brasil (“Brumadinho dam”). This dam was inactive since 2016 (without additional tailings disposal) and there was no other operational activity in this structure.

Due to the dam failure, 306 people lost their lives or are missing and ecosystems were affected. Around 11.7 million metric tons of iron ore waste were contained in the Brumadinho dam. It is not yet known the exact volume of iron ore waste that was released due to the dam failure. The tailings contained in the Dam I have caused an impact of around 270 km in extension, destroying some of Vale’s facilities, affecting local communities and disturbing the environment. The Paraopeba river and its ecosystems have also been impacted by the event.

The Company has not been sparing efforts to support the victims and to mitigate and recover the social and environmental damages resulting from the breach of the dam. Vale has provided support in multiple ways, aiming to ensure the humanitarian assistance to those affected by the dam breach.

To determine the causes for the event, Vale has engaged a panel of independent experts. Furthermore, the Company established three Extraordinary Independent Consulting Committees to support the Board of Directors, which are composed by independent members that are unrelated to the management or to the Company’s operations to ensure that the initiatives by the committees be unbiased. Following are the committees:

(i)	The Extraordinary Independent Consulting Committee for Investigation (“CIAEA”), dedicated to investigating the causes and responsibilities for the Brumadinho dam breach;
(ii)

The Extraordinary Independent Consulting Committee for Support and Recovery (“CIAEAR”), dedicated to follow-up on the measures taken to support the victims and the recovery of the areas affected by the breach of the Brumadinho dam, assuring that all necessary resources will be applied; and

(iii)

The Extraordinary Independent Consulting Committee for Dam Safety (“CIAESB”), which will provide support to the Board of Directors in questions related to the diagnosis of safety conditions, management and risk mitigation related to Vale’s tailings dams, also providing recommendations of actions to strengthen safety conditions of those dams.

In addition, Vale has determined the suspension (i) of the variable remuneration of its executives; (ii) the Shareholder’s Remuneration Policy and (iii) any other resolution related to shares buyback. The Company paid the shareholders in anticipation of the remuneration for the year, the amount of US$1,876 in September 2018, approved by the Board of Directors on July 25, 2018. This payment was higher than the minimum mandatory remuneration for the year ended December 31, 2018 and consequently no additional dividends to shareholders is required (note 30).

a)  Financial impacts arising from the dam failure

The Company has concluded for the purpose of these financial statements that the dam breach and the following events are not a condition that existed at the end of the reporting period, and therefore does not require adjustments in the book values recognized in the financial statements prepared for the year ended December 31, 2018. Therefore, all accounting impacts will be recorded in 2019.

At the current stage of the investigations, assessments of the causes and possible third parties lawsuits, it is not possible to have a reliable measure of all cost that the Company may incur for the purpose of disclosure in the financial statements. The amounts that are being disclosed took into consideration the best estimates by the Company´s management.

i)  Operation stoppages and de-characterization of the upstream dams

On January 29, 2019 the Company has informed the market and Brazilian authorities its decision to speed up the plan to “de-characterize” all of its tailings dams built by the upstream method (same method as Brumadinho dam), located in Brazil. The “de-characterizing” means that the structure will be dismantled and will no longer have its original operational characteristics.

The Company is developing specific studies for the de-characterization of these dams which will be submitted for approval by the relevant authorities when concluded, in accordance with regulations and legal requirements. The estimate on January 29, 2019, based on a preliminary assessment, resulted in a total amount of US$1.3 billion (R$5 billion) assuming the removal and reprocessing of all tailings contained in the upstream dams, followed by the fully recovery of the sites in the “de-characterization” method.

Before the event, the decommissioning plans of these dams were based on a method which aimed to ensure the physical and chemical stability of the structures, not necessarily, in all cases, removing and reprocessing the tailings contained in the dams. Since the event, the Company has been working on an individual detailed engineering plans to each of these dams to allow the total de-characterization of the structures. The Company is still developing the revised estimate for the costs to de-characterize the upstream dams and, therefore, the additional amount to the provision that will be recognized and disclosed in 2019 could not be reliably estimated.

In order to carry out safely the de-characterization of the dams, the Company has temporarily stopped the production of the units where the upstream dams are located, as already disclosed to the market. The stoppage results in a reduction in production of approximately 40 million tons of iron ore on annual basis.

In addition, the Company has other operations that are temporarily suspended due to judicial decisions or technical analysis performed by the Company on the dams, which represents a potential reduction in sales of 52.8 million tons of iron ore. The Company is working on legal and technical measures to resume these operations.

For reference, the Company sold 365 million tons of iron ore and pellets in 2018.

Due to the dam failure and review undertaken on the safety requirements for other dams in the Minas Gerais region, when necessary people were placed in temporary accommodation.

ii)  Assets write-offs

Following the event and the decision to speed up the de-characterization of the upstream dams, the Company will write-off assets of the Córrego do Feijão mine and those related to the upstream dams in Brazil, resulting in a loss of US$124  (R$480 million) in 2019, which will impact the Company's balance sheet and income statement.

iii)  Framework Agreements

The Company has been working together with the authorities and society to remediate the environmental and social impacts of the event. As a result, the Company has started negotiations and entered into agreements with the relevant authorities and affected people.

Public Ministry of Labor

On February 15, 2019, Vale entered into a preliminary agreement with the Public Ministry of Labor to indemnify the direct and third-party employees of the Córrego do Feijão mine who were affected by the termination of this operation. Under the terms of the agreement, Vale will maintain the jobs of its direct employees until December 31, 2019 and will either assist terminated third party employees with a replacement or pay their salaries until December 31, 2019.

The Company will also keep paying wages regularly to the missing people until the authorities have considered them as fatal victims of the event and will pay to the families of the fatal victims an amount equivalent to two thirds of their wages until December 31, 2019 or until Vale reaches the final agreement with the Public Ministry of Labor.

Under the terms proposed by Vale and considering the uncertainties related to the necessary procedures to estimate the amount to be spent, including the number of individuals entitled to indemnification, the Company has estimated that this agreement will result in a provision of approximately US$220  (R$850 million) in 2019.

Moreover, the Company will provide a lifelong medical insurance benefit to the widows and widowers and a similar benefit to the dependents of the victims until they are 22 years old. Due to the preliminary stage of this agreement and considering the complexity of an actuarial estimate, it is not possible yet to determine a range of outcomes or reliable estimates and, therefore, the amount of the provision related to this obligation could not be estimated. The Company expects to have this information during the course of 2019.

Brazilian Federal Government, State of Minas Gerais, Public Prosecutors and Public Defendants

On a judicial hearing that took place on February 20, 2019, in the scope of the public civil action n° 5010709-36.2019.8.13.0024, in process of the 6th Public Treasury Lower Court of Belo Horizonte, Vale entered into a preliminary agreement with the State of Minas Gerais, Federal Government and representatives of Public Authorities in which the Company commits to make emergency indemnification payments to the residents of Brumadinho and the communities that are located up to one kilometer from the Paraopeba river bed, from Brumadinho to the city of Pompéu, subject to registration.

Due to this agreement, the Company will anticipate indemnification to each family member through monthly payments during a 12-month period, which changes based, among other factors, on the age of the beneficiary. The Company has initially estimated a provision ranging from US$260 (R$1 billion) to US$520 (R$2 billion) related to these payments, depending on the number of beneficiaries that will be registered.

The agreement also includes the following measures: (i) independent technical assistance to support on the individual indemnities of those affected, if requested; and (ii) reimbursement or direct funding of the extraordinary expenses of the State of Minas Gerais and its governmental bodies due to the dam failure, including transportation, accommodation and food expenses of the employees involved in the rescue and other emergency actions. The respective amounts are still being estimated by the State of Minas Gerais and will be presented in Court.

iv) Donations and other incurred expenses

Donations

Vale has offered donations of US$26 thousand (R$100 thousand) to each of the families with missing members or affected by fatalities, US$13 thousand (R$50 thousand) to families that resided in the Self-Saving Zone (“ZAS”) near to Brumadinho dam, US$4 thousand (R$15 thousand) to business owners of the region and US$1 thousand (R$5 thousand) for each family that resided in the ZAS of Sul Superior dam, which belongs to the Gongo Soco mine, in Barão de Cocais. The estimated amount spent to date is around US$16 (R$62 million). These humanitarian donations will not be subject to any compensation with eventual indemnification obligations that the Company may have with its beneficiaries.

Vale also entered into an agreement with the Brumadinho city, in which the Company will donate to the city an amount of approximately US$21 (R$80 million) over the next 2 years.

Environment and fauna

The Company is building a retention dike for the tailings on the affected areas. The Company has also installed anti-turbidity barriers for sediment retention alongside the Paraopeba River. In addition, Vale has mobilized cleaning, de-sanding and dredging the Paraopeba river channel.

Daily collection points of water and barriers for sediment retention were installed alongside the Paraopeba River, Três Maias reservoir and São Francisco river.

Vale also has set up an exclusive structure for treatment of the rescued animals, enabling emergency care and recovery before the animals are authorized, after veterinarian assessment, to be returned to their tutors.

Furthermore, the Company has agreed to pay the administrative fines imposed by the State Secretary for Environment and Sustainable Development – SEMAD MG, in the total approximated amount of US$26  (R$99 million).

The Company has incurred the following expenses up to the present moment:

2019
Incurred expenses
Administrative sanctions	26
Donations to the affected people and to the city	16
Drilling and infrastructure	5
Environmental recovery	4
Medical aid and other materials	2
Fuel and transportation	2
Others (*)	22
78

(*)   Includes expenses with communication, accommodation, humanitarian assistance, equipment, legal services, water, food aid, taxes, among others.

Off the events identified at this stage, a significant portion has not been disbursed or measured. The total costs incurred with Vale's employees dedicated to providing support with matters related to the event (including wages), equipment and materials were not measured yet.

b) Contingencies and other legal matters

Vale is subject to significant contingencies due to the Brumadinho dam failure. Vale has already been named on several judicial and administrative proceedings brought by authorities and affected people and is currently under investigations. New contingencies are expected to come in the future. Vale is still evaluating these contingencies and will recognize a provision based on the stage of these claims. Due to the preliminary stage of the investigations and claims, it is not possible to determine a range of reliable results or estimates of potential exposure related to dam breach at this point in time.

Lawsuits

On January 27, 2019, following the injunctions granted upon the requests of the Public Prosecutors of the State of Minas Gerais and the State of Minas Gerais, the Company had restricted US$2.8 billion (R$11 billion) on its bank accounts to take the necessary measures to reassure the stability of the other dams of the Córrego do Feijão Mine Complex, provide accommodation and assistance to the affected people, remediate environmental impacts, among other obligations.

On January 31, 2019, the Public Ministry of Labor filed a Public Civil Action and a couple of preliminary injunctions were granted determining the freezing of US$400 (R$1.6 billion) on the Company’s bank accounts to secure the indemnification of direct and third-party employees that worked in the Córrego de Feijão mine at the time of the Brumadinho dam breach.

On March 18, 2019 the Public Prosecutor of the State of Minas Gerais filed a Public Civil Action and a preliminary injunction was granted to freeze US$258 (R$1 billion) of the Company’s assets, aiming to grant funds that could be required to indemnify for losses that may arise from the evacuation of the community of Sebastião de Águas Claras – Macacos community.

On March 25, 2019, the Public Prosecutor of the State of Minas Gerais filed a Public Civil Action and a preliminary injunction was granted to freeze US$761 (R$2.95 billion) of the Company’s assets, to grant funds that might be required to indemnify for losses that may arise from evacuation of the communities in Gongo Soco, Barão de Cocais.

In total, approximately US$4.4 billion (R$16.9 billion) of the Company's assets were blocked, of which approximately US$121 (R$468 million) were freeze on the Company’s bank accounts, US$3.3 billion (R$12.6 billion) were converted into judicial deposits and US$1 billion (R$3.75 billion) was guaranteed using 75,312,728 treasury shares out of the 158,216,372 treasury shares held by Vale as at December 31,2018.

Other collective and individual claims related to the Brumadinho dam breach were filed. Some collective claims were extinguished by the applicable court.

Administrative sanctions

In addition, the Company was notified of the imposition of administrative fines by Brazilian Institute of the Environment and Renewable Natural Resources (“IBAMA”), in the amount of US$65 (R$250 million) and a daily fine of US$26 thousand (R$100 thousand), drawn up on February 7, 2019, which Vale has presented defenses against all of them. In addition, the Brumadinho Municipal Department of the Environment has also imposed fines totaling approximately US$28 (R$108 million), which the Company has also presented a defense.

U.S. Securities class action suits

Vale and certain of its current officers have been named as defendants in securities class action complaints in Federal Courts in New York brought by holders of Vale’s securities under U.S. federal securities laws. The complaints allege that Vale made false and misleading statements or omitted to make disclosures concerning the risks and potential damage of a breach of the dam in the Córrego de Feijão mine. The plaintiffs have not specified an amount of alleged damages in these complaints. Vale intends to defend these actions and mount a full defense against these claims. As a consequence of the preliminary nature of these proceedings, it is not possible to determine a range of outcomes or reliable estimates of the potential exposure at this time, and the amount of provision that will be recognized in 2019 could not be estimated.

The Company is negotiating with insurers under its operational risk, general liability and engineering risk policies, but these negotiations are still at a preliminary stage. Any payment of insurance proceeds will depend on the coverage definitions under these policies and assessment of the amount of loss. In light of the uncertainties, no indemnification to the Company was recognized in Vale’s financial statements.